Note 2: Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule of Goodwill [Text Block]
(Dollars in millions)	Balance as of January 1, 2011	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2011
Otis	$1,470	$62	$(16)	$1,516
Carrier	3,171	52	(121)	3,102
UTC Fire & Security	6,646	58	(48)	6,656
Pratt & Whitney	1,224	-	(1)	1,223
Hamilton Sundstrand	4,491	(8)	(8)	4,475
Sikorsky	330	24	(6)	348

Total Segments	17,332	188	(200)	17,320
Eliminations and other	389	244	(10)	623

Total	$17,721	$432	$(210)	$17,943

Intangible Assets Disclosure [Text Block]
	2011		2010
(Dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$2,036	$(1,060)	$1,950	$(942)
Patents and trademarks	463	(183)	441	(153)
Other, principally customer relationships	3,329	(1,429)	3,229	(1,222)

	5,828	(2,672)	5,620	(2,317)

Unamortized:
Trademarks and other	762	-	757	-

Total	$6,590	$(2,672)	$6,377	$(2,317)